Tax - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax reconciliation
UK corporation tax	19.00%	19.00%	19.00%
Reverses rate reduction	17.00%
Expected tax credit/(charge)	£ 67	£ (804)	£ (638)
Losses and temporary differences in period where no deferred tax assets recognised	(27)	(4)	(55)
Foreign profits taxed at other rates	(20)	23	(8)
losses on disposals and write-downs	(22)	(71)	(44)
UK bank levy	(32)	(26)	(38)
regulatory and legal actions	14	(165)	(203)
other disallowable items	(70)	(62)	(63)
Alawwal bank merger gain on disposal		215
FX recycling on the liquidation of RFS Holdings		279
other non-taxable items	28	80	47
Taxable foreign exchange movements	(3)	(1)	(27)
Losses brought forward and utilised	16	27	14
Banking surcharge	(27)	(199)	(357)
Tax on paid-in equity	61	73	67
UK tax rate change impact	75
Adjustments in respect of prior periods	(4)	141	90
Tax charge for the year	(83)	(432)	(1,208)
UK
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets in respect of:	7	129	£ 7
Ireland
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets in respect of:	£ (146)	£ (67)